Other Intangible Assets, Other than Goodwill	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
Note 8.	Other Intangible Assets, Other than Goodwill

	December 31, 2014
		Weighted
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization
		(in thousands)
Amortized intangible assets:
Technology	$11,774	7 years	8,281
Customer relationship	8,100	7 years	8,100
Patents	842	6 years	776
Total	$20,716		17,157
Unamortized intangible assets:
In-process research and development	$722

	December 31, 2015
		Weighted
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization
	(in thousands)
Amortized intangible assets:
Technology	$13,228	7 years	9,126
Customer relationship	8,100	7 years	8,100
Patents	842	6 years	783
Total	$22,170		18,009

Amortization expense for the years ended December 31, 2013, 2014 and 2015 was $2,909 thousand, $953 thousand and $852 thousand, respectively. Estimated amortization expense for the next five years is $991 thousand in 2016, 2017 and 2018, $602 thousand in 2019, and $214 thousand in 2020.